Trade and other payables (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Sep. 30, 2024
Trade and other payables
Trade payables	$ 6,177	$ 9,009
Other tax and social security	814	439
Other creditors	910	593
Accruals	2,621	1,866
Deferred income	50	4
Total trade and other current payables	10,572	11,911
Non-current Liabilities
Trade payables	2,000	2,000
Total trade and other non-current payables	$ 2,000	$ 2,000